John Hancock Funds III

601 Congress Street

Boston, MA 02210

August 28, 2014

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Funds III (the "Registrant")

File Nos. 333-125838; 811-21777

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as notice that the forms of prospectuses and statement of additional information dated August 26, 2014 for class C of shares of International Value Equity Fund and Strategic Growth Fund, each a separate series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from the forms of prospectuses and statement of additional information contained in Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A filed electronically with the U.S. Securities and Exchange Commission on August 25, 2014 via EDGAR.

If you have any questions or comments, please call me at 617-663-4326.

/s/Andrew Wilkins

Andrew Wilkins

Assistant Secretary